Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues:
License fees and milestones from collaborations					$ 3,536	$ 57,420
Grant and other revenue	60	87		275	93	440
Net operating revenues	60	87		275	3,629	57,860
Operating expenses:
Research and development (including stock-based compensation)	2,340	9,080		19,499	38,840	49,087
General and administrative (including stock-based compensation)	3,387	2,763		10,172	12,005	13,193
Reduction in force (including stock-based compensation)	1,156			318		3,718
Total operating expenses	6,883	11,843		29,989	50,845	65,998
Loss from operations	(6,823)	(11,756)		(29,714)	(47,216)	(8,138)
Other income (expense):
Interest income	92	178		585	784	1,070
Gain (loss) on sale of property and equipment				13	(213)	55
Interest expense		(9)		(23)	(53)	(86)
Total other income (expense)	92	169		575	518	1,039
Loss before income taxes	(6,731)	(11,587)		(29,139)	(46,698)	(7,099)
Income tax (expense) benefit	(21)	(3,412)		(3,484)	(7)	101
Net loss	(6,752)	(14,999)		(32,623)	(46,705)	(6,998)
Basic and diluted net loss per share	$ (0.20)	$ (0.44)		$ (0.97)	$ (1.39)	$ (0.21)
Weighted average common shares outstanding-basic and diluted	33,796,380	33,746,917	[1]	33,780,433	33,640,323	33,476,316
Net loss	(6,752)	(14,999)		(32,623)	(46,705)	(6,998)
Unrealized (loss) gain on available-for-sale securities, net	19	(21)		(83)	(114)	165
Comprehensive loss	$ (6,733)	$ (15,020)		$ (32,706)	$ (46,819)	$ (6,833)

[1]	Diluted weighted average common shares outstanding are identical to basic weighted average common shares outstanding and Diluted EPS is identical to Basic EPS for the each quarter of 2014 and 2013 because common share equivalents are excluded from the calculations of diluted weighted average common shares outstanding for those quarters, as their effect is antidilutive.